Expense Example - SIMPLIFY US EQUITY INCOME ETF - SIMPLIFY US EQUITY INCOME ETF	Jun. 26, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	$ 665